Taxation (Tables)	6 Months Ended
Sep. 30, 2020
Taxation
Schedule of income tax expense

	Six months ended 30 September
	2020	2019
	€m	€m
United Kingdom corporation tax (expense)/income[1]
Current period	(17)	(14)
Adjustments in respect of prior periods	4	(10)
Overseas current tax (expense)/income
Current period	(470)	(474)
Adjustments in respect of prior periods	93	14
Total current tax expense	(390)	(484)

Deferred tax on origination and reversal of temporary differences
United Kingdom deferred tax	83	144
Overseas deferred tax	(183)	(1,040)
Total deferred tax expense	(100)	(896)
Total income tax expense	(490)	(1,380)

Note:

1.

UK operating profits are more than offset by statutory allowances for capital investment in the UK network and systems plus ongoing interest costs including those arising from the €10.7 billion of spectrum payments to the UK government in 2000, 2013 and 2018.